GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended				0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 30, 2012	Feb. 13, 2012	Mar. 31, 2012	Nov. 30, 2013	May 05, 2014	Mar. 05, 2014	Nov. 20, 2014	Dec. 09, 2013	Nov. 30, 2008	Dec. 31, 2011	Nov. 11, 2013
Business Acquisition [Line Items]
Consideration: Cash	$ 10,969		$ 15,901
Total purchase consideration	10,969		15,901
Investments in affiliated company	20,130	24,720	1,000								24,720
Deposits with escrow agent (see also Note 1b5)	1,760	1,760	1,760
Syneron China [Member]
Business Acquisition [Line Items]
Consideration: Cash			2,200
Percentage interest acquired		4.00%
Joint venture, capital investment		156										510
Cost method investment ownership percentage	100.00%
Rakuto Bio Technologies Ltd. (RBT) [Member]
Business Acquisition [Line Items]
Contingent consideration	4,883	7,896		15,240
Total purchase consideration				5,000
Investments in affiliated company													4,275
Cost method investment ownership percentage													49.52%
Additional amount to be paid for acquisition of shares				5,000
Contingent consideration as a percentage of net sales				2.019%
Ultrashape Ltd. [Member]
Business Acquisition [Line Items]
Consideration: Cash					12,000
Percentage interest acquired					100.00%
TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Consideration: Cash						3,651
Unilever Ventures [Member]
Business Acquisition [Line Items]
Cumulative percentage ownership							51.00%
Syneron Medical [Member]
Business Acquisition [Line Items]
Cumulative percentage ownership							49.00%
Unilever Ventures and Iluminage Beauty [Member]
Business Acquisition [Line Items]
Investments in affiliated company														25,000
CT [Member]
Business Acquisition [Line Items]
Consideration: Cash								10,969	10,969
Percentage interest acquired									100.00%
Maximum contingent consideration									4,000
Contingent payment liability									2,000
Contingent consideration	100								100
Discount rate	16.00%								16.00%
Total purchase consideration								11,069
ORSCAN Technologies Ltd. [Member]
Business Acquisition [Line Items]
Total purchase consideration										750
Amount retained to secure indemnification claims										$ 150
Period for which specified amount is retained to secure indemnification claims										12 months